Information by Segment - Generation and Transmission, and Distribution by Country (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
ASSETS
TOTAL CURRENT ASSETS	$ 6,581,254	$ 6,383,986
Cash and cash equivalents	1,938,997	1,904,285
Other current financial assets	120,383	210,393
Other current non-financial assets	486,162	307,732
Trade and other current receivables	3,504,457	3,551,022
Current accounts receivable from related parties	16,369	14,337
Inventories	396,239	339,398
Current tax assets	107,321	50,994
Non-current assets or disposal groups held for sale or for distribution to owners	11,326	5,825
TOTAL NON-CURRENT ASSETS	23,195,130	21,012,370
Other non-current financial assets	3,049,811	2,796,475
Other non-current non-financial assets	2,735,890	1,140,708
Trade and other non-current receivables	587,957	906,508
Non-current accounts receivable from related parties	847	1,652
Investments accounted for using the equity method	1,978	2,596	$ 2,747
Intangible assets other than goodwill	5,527,879	5,827,289
Goodwill	1,173,043	1,205,570
Property, plant and equipment	9,019,237	8,686,827
Investment property	10,254	11,708
Deferred taxes Assets before compensation	1,088,234	433,037
TOTAL ASSETS	29,776,384	27,396,356
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	6,735,932	9,650,756
Other current financial liabilities	1,490,051	1,648,099
Trade and other current payables	3,920,045	4,116,247
Current accounts payable to related parties	494,511	2,996,668
Other current provisions	286,052	422,863
Current tax liabilities	220,727	192,924
Other current non-financial liabilities	320,755	270,120
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,791	3,835
Liabilities associated with disposal groups held for sale or for distribution to owners	3,791	3,835
TOTAL NON-CURRENT LIABILITIES	10,794,266	8,913,700
Other non-current financial liabilities	4,890,458	4,621,868
Trade and other non-current payables	2,335,997	933,056
Other long-term provisions	976,327	1,363,976
Deferred tax liabilities	643,854	546,070
Non-current provisions for employee benefits	1,836,362	1,343,507
Other non-current non-financial liabilities	111,268	105,223
TOTAL EQUITY	12,246,186	8,831,900	8,278,507		$ 7,879,739
Equity attributable to shareholders of Enel Américas	9,966,287	6,724,008
Issued capital	9,783,875	6,763,204
Retained earnings	5,474,411	4,841,687		$ 961,107
Other reserves	(5,291,999)	(4,880,883)	(3,866,564)		(3,764,697)
Non-controlling interests	2,279,899	2,107,892
TOTAL LIABILITIES AND EQUITY	29,776,384	27,396,356
EQUITY	12,246,186	8,831,900	8,278,507		$ 7,879,739
Total Revenue and Other Operating Income	14,314,112	12,989,689	10,438,003
Revenues	13,053,376	11,924,761	9,489,266
Energy sales	11,798,362	10,929,323	8,559,077
Other sales	58,752	48,968	44,194
Other services rendered	1,196,262	946,470	885,995
Other operating income	1,260,736	1,064,928	948,737
Raw materials and consumables used	(8,541,023)	(7,948,400)	(5,882,788)
Energy purchases	(6,096,863)	(5,654,358)	(3,940,466)
Fuel consumption	(277,117)	(226,843)	(229,308)
Transportation costs	(1,110,921)	(944,304)	(634,118)
Other miscellaneous supplies and services	(1,056,122)	(1,122,895)	(1,078,896)
CONTRIBUTION MARGIN	5,773,089	5,041,289	4,555,215
Other work performed by the entity and capitalized	181,565	177,997	173,186
Employee benefits expenses	(809,753)	(840,493)	(837,984)
Other expenses	(1,150,709)	(1,021,085)	(943,156)
GROSS OPERATING RESULT	2,768,863	2,434,520	2,219,399
Depreciation and amortization expense	(948,330)	(862,440)	(648,114)
Impairment loss recognized in the period’s profit or loss	2,126	61,753	44,577
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(279,125)	(122,501)	(124,325)
OPERATING INCOME	2,768,863	2,434,520	2,219,399
FINANCIAL RESULT	(377,533)	(332,663)	(582,406)
Financial income	449,661	358,081	293,843
Cash and cash equivalents	145,532	133,180	123,139
Other financial income	304,129	224,901	170,704
Financial costs	(1,088,631)	(1,071,759)	(869,535)
Bank borrowings	(134,024)	(162,192)	(97,495)
Secured and unsecured obligations	(281,359)	(312,204)	(215,836)
Other	(673,248)	(597,363)	(556,204)
Gains (losses) from indexed assets and liabilities	124,477	270,380
Foreign currency exchange differences	136,960	110,635	(6,714)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	583	2,452	3,310
Other gains (losses)	14,196	681	5,345
Gain (loss) from other investments	1,048	51	185
Gain (loss) from the sale of property, plants and equipment	13,148	630	5,160
Income before taxes	2,406,109	2,104,990	1,645,648
Income tax expenses, continuing operations	(236,346)	(437,932)	(519,134)
Net income from continuing operations	2,169,763	1,667,058	1,126,514
Net Income	2,169,763	1,667,058	1,126,514
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	2,527,511	1,844,565	1,870,049
Net cash flows from (used in) investing activities	(1,599,798)	(3,069,189)	(2,479,141)
Net cash flows from (used in) financing activities	(822,904)	1,867,066	(588,520)
Operating Segments | Chile
ASSETS
TOTAL CURRENT ASSETS	709,462	526,410
Cash and cash equivalents	634,221	441,045
Other current financial assets	1,637	7,467
Other current non-financial assets	3,811	5,544
Trade and other current receivables	839	956
Current accounts receivable from related parties	59,808	71,184
Current tax assets	9,146	214
TOTAL NON-CURRENT ASSETS	10,105,798	7,491,715
Other non-current non-financial assets	3,125	3,414
Trade and other non-current receivables	126	58
Non-current accounts receivable from related parties	375,000	375,000
Investments accounted for using the equity method	9,726,059	7,113,243
Property, plant and equipment	19
Deferred taxes Assets before compensation	1,469
TOTAL ASSETS	10,815,260	8,018,125
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	508,799	461,314
Other current financial liabilities	362,531	363,057
Trade and other current payables	62,072	43,723
Current accounts payable to related parties	83,446	53,178
Other current provisions	561	1,164
Other current non-financial liabilities	189	192
TOTAL NON-CURRENT LIABILITIES	598,977	612,001
Other non-current financial liabilities	595,998	601,014
Deferred tax liabilities		8,374
Non-current provisions for employee benefits	2,979	2,613
TOTAL EQUITY	9,707,484	6,944,810
Equity attributable to shareholders of Enel Américas	9,707,484	6,944,810
Issued capital	9,783,875	6,763,204
Retained earnings	3,186,021	3,423,217
Other reserves	(3,262,412)	(3,241,611)
TOTAL LIABILITIES AND EQUITY	10,815,260	8,018,125
EQUITY	9,707,484	6,944,810
Total Revenue and Other Operating Income	902	1,335	4
Other operating income	902	1,335	4
CONTRIBUTION MARGIN	902	1,335	4
Employee benefits expenses	(7,695)	(6,732)	(8,070)
Other expenses	(23,211)	(27,113)	(21,316)
OPERATING INCOME	(30,004)	(32,510)	(29,382)
FINANCIAL RESULT	(31,514)	(19,825)	(3,438)
Financial income	37,675	47,281	29,595
Cash and cash equivalents	16,018	7,245	8,207
Other financial income	21,657	40,036	21,388
Financial costs	(50,740)	(61,869)	(38,662)
Bank borrowings	(11,379)	(8,084)
Secured and unsecured obligations	(25,225)	(25,736)	(25,977)
Other	(14,136)	(28,049)	(12,685)
Foreign currency exchange differences	(18,449)	(5,237)	5,629
Share of profit (loss) of associates and joint ventures accounted for using the equity method	(227)	441	1,605
Income before taxes	(61,745)	(51,894)	(31,215)
Income tax expenses, continuing operations	9,598	(7,137)	(28,109)
Net income from continuing operations	(52,147)	(59,031)	(59,324)
Net Income	(52,147)	(59,031)	(59,324)
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	(49,135)	(34,496)	23,174
Net cash flows from (used in) investing activities	(2,220,047)	348,295	(982,614)
Net cash flows from (used in) financing activities	2,475,888	(52,458)	(319,794)
Operating Segments | Colombia
ASSETS
TOTAL CURRENT ASSETS	560,017	710,105
Cash and cash equivalents	186,762	394,484
Other current financial assets	3,512	24,434
Other current non-financial assets	12,941	8,850
Trade and other current receivables	260,132	217,987
Current accounts receivable from related parties	2,072	1,403
Inventories	83,152	57,118
Current tax assets	120	4
Non-current assets or disposal groups held for sale or for distribution to owners	11,326	5,825
TOTAL NON-CURRENT ASSETS	4,371,244	4,200,842
Other non-current financial assets	171	598
Other non-current non-financial assets	21,844	8,753
Trade and other non-current receivables	42,546	40,003
Investments accounted for using the equity method	141	137
Intangible assets other than goodwill	125,795	95,095
Goodwill	5,835	5,902
Property, plant and equipment	4,174,912	4,050,353
Deferred taxes Assets before compensation		1
TOTAL ASSETS	4,931,261	4,910,947
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	876,231	1,116,652
Other current financial liabilities	175,545	390,762
Trade and other current payables	460,442	535,183
Current accounts payable to related parties	62,468	53,265
Other current provisions	38,297	35,841
Current tax liabilities	108,167	73,902
Other current non-financial liabilities	27,521	23,864
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,791	3,835
TOTAL NON-CURRENT LIABILITIES	1,648,410	1,630,556
Other non-current financial liabilities	1,410,597	1,428,551
Trade and other non-current payables	997
Other long-term provisions	49,659	40,340
Deferred tax liabilities	51,332	32,622
Non-current provisions for employee benefits	129,507	123,151
Other non-current non-financial liabilities	6,318	5,892
TOTAL EQUITY	2,406,620	2,163,739
Equity attributable to shareholders of Enel Américas	2,406,620	2,163,739
Issued capital	203,580	205,915
Retained earnings	854,096	639,936
Share premium	92,490	93,552
Other reserves	1,256,454	1,224,336
TOTAL LIABILITIES AND EQUITY	4,931,261	4,910,947
EQUITY	2,406,620	2,163,739
Total Revenue and Other Operating Income	2,538,922	2,671,192	2,384,407
Revenues	2,513,971	2,642,886	2,366,028
Energy sales	2,250,753	2,388,426	2,128,847
Other sales	28,737	23,232	20,466
Other services rendered	234,481	231,228	216,715
Other operating income	24,951	28,306	18,379
Raw materials and consumables used	(1,054,749)	(1,208,848)	(950,865)
Energy purchases	(596,652)	(721,047)	(529,504)
Fuel consumption	(49,225)	(53,414)	(30,789)
Transportation costs	(261,082)	(268,498)	(244,492)
Other miscellaneous supplies and services	(147,790)	(165,889)	(146,080)
CONTRIBUTION MARGIN	1,484,173	1,462,344	1,433,542
Other work performed by the entity and capitalized	32,179	29,408	19,386
Employee benefits expenses	(102,834)	(99,856)	(89,244)
Other expenses	(146,478)	(161,656)	(160,646)
Depreciation and amortization expense	(195,488)	(193,432)	(177,419)
Impairment loss recognized in the period’s profit or loss	3,433	(5,234)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(6,609)	(9,440)	(2,962)
OPERATING INCOME	1,068,376	1,022,134	1,022,657
FINANCIAL RESULT	(140,101)	(159,753)	(174,979)
Financial income	11,548	19,748	19,371
Cash and cash equivalents	8,573	12,533	13,297
Other financial income	2,975	7,215	6,074
Financial costs	(151,500)	(177,537)	(193,550)
Bank borrowings	(10,896)	(19,659)	(25,090)
Secured and unsecured obligations	(116,309)	(133,916)	(138,469)
Other	(24,295)	(23,962)	(29,991)
Foreign currency exchange differences	(149)	(1,964)	(800)
Other gains (losses)	308	190	474
Gain (loss) from other investments	6
Gain (loss) from the sale of property, plants and equipment	302	190	474
Income before taxes	928,583	862,571	848,152
Income tax expenses, continuing operations	(302,350)	(310,823)	(336,689)
Net income from continuing operations	626,233	551,748	511,463
Net Income	626,233	551,748	511,463
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	865,922	1,030,940	898,396
Net cash flows from (used in) investing activities	(386,559)	(378,451)	(390,586)
Net cash flows from (used in) financing activities	(705,497)	(601,744)	(575,395)
Operating Segments | Peru
ASSETS
TOTAL CURRENT ASSETS	551,843	488,825
Cash and cash equivalents	287,634	252,235
Other current financial assets	232
Other current non-financial assets	44,845	46,391
Trade and other current receivables	164,630	140,653
Current accounts receivable from related parties	4,223	3,732
Inventories	45,527	43,532
Current tax assets	4,752	2,282
TOTAL NON-CURRENT ASSETS	2,561,433	3,828,620
Other non-current non-financial assets	16,760
Investments accounted for using the equity method		1,428,462
Intangible assets other than goodwill	65,292	56,199
Property, plant and equipment	2,479,378	2,343,959
Deferred taxes Assets before compensation	3
TOTAL ASSETS	3,113,276	4,317,445
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	482,477	490,066
Other current financial liabilities	105,203	131,099
Trade and other current payables	235,240	222,164
Current accounts payable to related parties	46,685	35,138
Other current provisions	57,392	59,323
Current tax liabilities	13,739	13,435
Other current non-financial liabilities	24,218	28,907
TOTAL NON-CURRENT LIABILITIES	805,168	770,023
Other non-current financial liabilities	454,013	458,669
Trade and other non-current payables	10,868	10,460
Other long-term provisions	54,775	20,615
Deferred tax liabilities	254,591	249,631
Non-current provisions for employee benefits	6,245	5,130
Other non-current non-financial liabilities	24,676	25,518
TOTAL EQUITY	1,825,631	3,057,356
Equity attributable to shareholders of Enel Américas	1,825,631	3,057,356
Issued capital	1,618,125	2,658,595
Retained earnings	434,988	522,144
Share premium	1,758	6,052
Other reserves	(229,240)	(129,435)
TOTAL LIABILITIES AND EQUITY	3,113,276	4,317,445
EQUITY	1,825,631	3,057,356
Total Revenue and Other Operating Income	1,382,940	1,311,262	1,400,304
Revenues	1,372,801	1,272,802	1,354,866
Energy sales	1,306,624	1,231,486	1,162,579
Other sales	23,489	23,320	21,679
Other services rendered	42,688	17,996	170,608
Other operating income	10,139	38,460	45,438
Raw materials and consumables used	(676,173)	(603,957)	(717,395)
Energy purchases	(473,129)	(422,384)	(434,666)
Fuel consumption	(68,807)	(134,183)	(123,975)
Transportation costs	(84,128)	(5,488)	(91,718)
Other miscellaneous supplies and services	(50,109)	(41,902)	(67,036)
CONTRIBUTION MARGIN	706,767	707,305	682,909
Other work performed by the entity and capitalized	11,420	11,067	8,974
Employee benefits expenses	(64,674)	(65,766)	(63,674)
Other expenses	(92,020)	(88,585)	(88,768)
Depreciation and amortization expense	(121,500)	(119,297)	(121,731)
Impairment loss recognized in the period’s profit or loss	(1,307)		(10,242)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(4,418)	(564)	(5,894)
OPERATING INCOME	434,268	444,160	401,574
FINANCIAL RESULT	(30,553)	(18,583)	(33,422)
Financial income	8,632	8,583	9,138
Cash and cash equivalents	4,845	4,451	7,341
Other financial income	3,787	4,132	1,797
Financial costs	(39,268)	(31,469)	(42,059)
Bank borrowings	(1,418)	(2,715)	(7,115)
Secured and unsecured obligations	(27,055)	(27,830)	(16,131)
Other	(10,795)	(924)	(18,813)
Foreign currency exchange differences	83	4,303	(501)
Other gains (losses)	10,664	31	3,687
Gain (loss) from other investments			17
Gain (loss) from the sale of property, plants and equipment	10,664	31	3,670
Income before taxes	414,379	425,608	371,839
Income tax expenses, continuing operations	(125,187)	(134,059)	(114,853)
Net income from continuing operations	289,192	291,549	256,986
Net Income	289,192	291,549	256,986
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	454,719	390,044	334,592
Net cash flows from (used in) investing activities	(208,685)	(89,786)	(1,085,017)
Net cash flows from (used in) financing activities	(215,929)	(259,879)	659,599
Operating Segments | Argentina
ASSETS
TOTAL CURRENT ASSETS	626,439	644,916
Cash and cash equivalents	130,856	182,829
Other current non-financial assets	47,708	26,228
Trade and other current receivables	386,317	389,563
Current accounts receivable from related parties	12,368	16,513
Inventories	31,075	29,623
Current tax assets	18,115	160
TOTAL NON-CURRENT ASSETS	2,622,717	2,585,687
Other non-current financial assets	3,209	14
Other non-current non-financial assets	3,354	927
Trade and other non-current receivables	308,730	409,285
Non-current accounts receivable from related parties	68	108
Investments accounted for using the equity method	357,963	292,079
Intangible assets other than goodwill	30,519	22,170
Goodwill	4,665	4,827
Property, plant and equipment	1,888,319	1,856,267
Deferred taxes Assets before compensation	25,890	10
TOTAL ASSETS	3,249,156	3,230,603
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	746,901	1,094,163
Other current financial liabilities	7,289	14,322
Trade and other current payables	438,227	716,892
Current accounts payable to related parties	119,403	114,938
Other current provisions	44,825	131,593
Current tax liabilities	92,080	89,622
Other current non-financial liabilities	45,077	26,796
TOTAL NON-CURRENT LIABILITIES	616,239	592,984
Other non-current financial liabilities	40,656	40,229
Trade and other non-current payables	152,240	195,385
Non-current accounts payable to related companies	16,228	6,230
Other long-term provisions	23,710	23,144
Deferred tax liabilities	311,503	244,255
Non-current provisions for employee benefits	14,178	14,599
Other non-current non-financial liabilities	57,724	69,142
TOTAL EQUITY	1,886,016	1,543,456
Equity attributable to shareholders of Enel Américas	1,886,016	1,543,456
Issued capital	936,444	997,714
Retained earnings	238,459	13,202
Other reserves	711,113	532,540
TOTAL LIABILITIES AND EQUITY	3,249,156	3,230,603
EQUITY	1,886,016	1,543,456
Total Revenue and Other Operating Income	1,782,532	1,516,392	1,520,474
Revenues	1,481,493	1,488,830	1,482,423
Energy sales	1,435,040	1,443,845	1,426,617
Other sales	2,771	191	194
Other services rendered	43,682	44,794	55,612
Other operating income	301,039	27,562	38,051
Raw materials and consumables used	(903,365)	(769,333)	(712,345)
Energy purchases	(715,723)	(656,647)	(619,314)
Fuel consumption	(100,579)	(21,095)	(4,074)
Transportation costs	(25,949)	(37,414)	(15,926)
Other miscellaneous supplies and services	(61,114)	(54,177)	(73,031)
CONTRIBUTION MARGIN	879,167	747,059	808,129
Other work performed by the entity and capitalized	48,095	54,308	75,737
Employee benefits expenses	(200,284)	(265,521)	(370,729)
Other expenses	(175,437)	(139,867)	(185,752)
Depreciation and amortization expense	(143,179)	(173,774)	(78,353)
Impairment loss recognized in the period’s profit or loss		66,987	54,819
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(42,541)	(56,654)	(39,214)
OPERATING INCOME	365,821	232,538	264,637
FINANCIAL RESULT	160,817	257,912	(145,441)
Financial income	122,200	107,807	87,760
Cash and cash equivalents	90,691	75,692	61,757
Other financial income	31,509	32,115	26,003
Financial costs	(189,401)	(226,859)	(265,443)
Bank borrowings	(4,019)	(177)	(136)
Other	(185,382)	(226,682)	(265,307)
Gains (losses) from indexed assets and liabilities	124,477	270,380
Foreign currency exchange differences	103,541	106,584	32,242
Share of profit (loss) of associates and joint ventures accounted for using the equity method	810	2,011	1,705
Other gains (losses)	1,080	74	230
Gain (loss) from other investments	1,041	51	168
Gain (loss) from the sale of property, plants and equipment	39	23	62
Income before taxes	528,528	492,535	121,131
Income tax expenses, continuing operations	(132,137)	(203,661)	27,183
Net income from continuing operations	396,391	288,874	148,314
Net Income	396,391	288,874	148,314
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	241,095	157,539	209,757
Net cash flows from (used in) investing activities	(175,679)	(98,752)	(122,760)
Net cash flows from (used in) financing activities	(47,566)	(23,844)	(17,354)
Operating Segments | Brazil
ASSETS
TOTAL CURRENT ASSETS	4,304,036	4,198,462
Cash and cash equivalents	699,524	633,692
Other current financial assets	115,002	178,492
Other current non-financial assets	376,857	220,719
Trade and other current receivables	2,691,586	2,801,407
Current accounts receivable from related parties	109,394	106,693
Inventories	236,485	209,125
Current tax assets	75,188	48,334
TOTAL NON-CURRENT ASSETS	13,482,703	11,585,461
Other non-current financial assets	3,046,431	2,795,863
Other non-current non-financial assets	2,690,639	1,127,643
Trade and other non-current receivables	236,555	457,162
Non-current accounts receivable from related parties	17,039	7,768
Intangible assets other than goodwill	5,306,273	5,653,825
Goodwill	638,031	662,218
Property, plant and equipment	476,609	436,248
Investment property	10,254	11,708
Deferred taxes Assets before compensation	1,060,872	433,026
TOTAL ASSETS	17,786,739	15,783,923
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	3,918,889	6,524,191
Other current financial liabilities	839,483	748,859
Trade and other current payables	2,569,032	2,461,540
Current accounts payable to related parties	134,906	2,912,524
Other current provisions	144,977	194,942
Current tax liabilities	6,741	15,965
Other current non-financial liabilities	223,750	190,361
TOTAL NON-CURRENT LIABILITIES	7,528,770	5,554,977
Other non-current financial liabilities	2,389,194	2,093,405
Trade and other non-current payables	2,171,886	727,211
Non-current accounts payable to related companies	387,076	240,611
Other long-term provisions	848,183	1,279,877
Deferred tax liabilities	26,428	11,188
Non-current provisions for employee benefits	1,683,453	1,198,014
Other non-current non-financial liabilities	22,550	4,671
TOTAL EQUITY	6,339,080	3,704,755
Equity attributable to shareholders of Enel Américas	6,339,080	3,704,755
Issued capital	4,123,929	1,730,839
Retained earnings	597,534	532,531
Share premium	742,877	771,039
Other reserves	874,740	670,346
TOTAL LIABILITIES AND EQUITY	17,786,739	15,783,923
EQUITY	6,339,080	3,704,755
Total Revenue and Other Operating Income	8,608,890	7,489,756	5,132,814
Revenues	7,685,111	6,520,243	4,285,949
Energy sales	6,805,945	5,865,566	3,841,034
Other sales	3,755	2,225	1,855
Other services rendered	875,411	652,452	443,060
Other operating income	923,779	969,513	846,865
Raw materials and consumables used	(5,906,736)	(5,366,693)	(3,502,183)
Energy purchases	(4,311,902)	(3,855,878)	(2,359,632)
Fuel consumption	(58,506)	(18,151)	(70,470)
Transportation costs	(739,219)	(631,737)	(279,332)
Other miscellaneous supplies and services	(797,109)	(860,927)	(792,749)
CONTRIBUTION MARGIN	2,702,154	2,123,063	1,630,631
Other work performed by the entity and capitalized	89,871	83,214	69,089
Employee benefits expenses	(434,266)	(402,618)	(306,267)
Other expenses	(713,637)	(603,682)	(486,694)
Depreciation and amortization expense	(488,163)	(375,937)	(270,611)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(225,557)	(55,843)	(76,255)
OPERATING INCOME	930,402	768,197	559,893
FINANCIAL RESULT	(374,162)	(430,868)	(225,126)
Financial income	291,262	215,449	179,316
Cash and cash equivalents	25,405	33,259	32,537
Other financial income	265,857	182,190	146,779
Financial costs	(679,377)	(614,811)	(361,158)
Bank borrowings	(106,312)	(131,557)	(65,154)
Secured and unsecured obligations	(112,770)	(124,722)	(35,259)
Other	(460,295)	(358,532)	(260,745)
Foreign currency exchange differences	13,953	(31,506)	(43,284)
Other gains (losses)	2,144	386	954
Gain (loss) from other investments	1
Gain (loss) from the sale of property, plants and equipment	2,143	386	954
Income before taxes	558,384	337,715	335,721
Income tax expenses, continuing operations	313,730	217,748	(66,666)
Net income from continuing operations	872,114	555,463	269,055
Net Income	872,114	555,463	269,055
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	999,122	299,827	371,425
Net cash flows from (used in) investing activities	(855,965)	(2,434,755)	(1,809,287)
Net cash flows from (used in) financing activities	(66,875)	2,389,830	1,608,280
Reconciling Items And Eliminations [Member]
ASSETS
TOTAL CURRENT ASSETS	(170,543)	(184,732)
Trade and other current receivables	953	456
Current accounts receivable from related parties	(171,496)	(185,188)
TOTAL NON-CURRENT ASSETS	(9,948,765)	(8,679,955)
Other non-current non-financial assets	168	(29)
Non-current accounts receivable from related parties	(391,260)	(381,224)
Investments accounted for using the equity method	(10,082,185)	(8,831,325)
Goodwill	524,512	532,623
TOTAL ASSETS	(10,119,308)	(8,864,687)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	202,635	(35,630)
Trade and other current payables	155,032	136,745
Current accounts payable to related parties	47,603	(172,375)
TOTAL NON-CURRENT LIABILITIES	(403,298)	(246,841)
Trade and other non-current payables	6
Non-current accounts payable to related companies	(403,304)	(246,841)
TOTAL EQUITY	(9,918,645)	(8,582,216)
Equity attributable to shareholders of Enel Américas	(9,918,645)	(8,582,216)
Issued capital	(6,882,078)	(5,593,063)
Retained earnings	163,313	(289,343)
Share premium	(837,125)	(870,643)
Other reserves	(2,362,755)	(1,829,167)
TOTAL LIABILITIES AND EQUITY	(10,119,308)	(8,864,687)
EQUITY	(9,918,645)	(8,582,216)
Total Revenue and Other Operating Income	(74)	(248)
Other operating income	(74)	(248)
Raw materials and consumables used		431
Energy purchases	543	1,598	2,650
Transportation costs	(543)	(1,167)	(2,650)
CONTRIBUTION MARGIN	(74)	183
Other expenses		(182)
Other Expenses By Nature	74		20
OPERATING INCOME		1	20
FINANCIAL RESULT	37,980	38,454
Financial income	(21,656)	(40,787)	(31,337)
Other financial income	(21,656)	(40,787)	(31,337)
Financial costs	21,655	40,786	31,337
Other	21,655	40,786	31,337
Foreign currency exchange differences	37,981	38,455
Income before taxes	37,980	38,455	20
Net income from continuing operations	37,980	38,455	20
Net Income	37,980	38,455	20
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	15,788	711	32,705
Net cash flows from (used in) investing activities	2,247,137	(415,740)	1,911,123
Net cash flows from (used in) financing activities	(2,262,925)	415,161	(1,943,856)
Generation and Transmission
ASSETS
TOTAL CURRENT ASSETS	1,401,368	1,637,118
Cash and cash equivalents	593,058	741,159
Other current financial assets	62,287	133,524
Other current non-financial assets	68,906	45,867
Trade and other current receivables	446,026	505,920
Current accounts receivable from related parties	129,961	141,223
Inventories	68,525	55,723
Current tax assets	32,605	13,702
TOTAL NON-CURRENT ASSETS	5,481,408	5,782,238
Other non-current financial assets	345,968	366,602
Other non-current non-financial assets	67,688	21,552
Trade and other non-current receivables	311,858	408,367
Non-current accounts receivable from related parties	54,002	3,664
Investments accounted for using the equity method	104,875	379,400
Intangible assets other than goodwill	67,708	52,076
Goodwill		10,729
Property, plant and equipment	4,498,513	4,513,951
Deferred taxes Assets before compensation	30,796	25,897
TOTAL ASSETS	6,882,776	7,419,356
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,222,704	1,682,438
Other current financial liabilities	240,865	557,288
Trade and other current payables	580,450	748,149
Current accounts payable to related parties	122,443	112,196
Other current provisions	80,023	74,524
Current tax liabilities	144,418	150,391
Other current non-financial liabilities	54,505	39,890
TOTAL NON-CURRENT LIABILITIES	1,665,678	1,671,572
Other non-current financial liabilities	1,059,480	1,117,237
Trade and other non-current payables	(8,123)	44,893
Non-current accounts payable to related companies	15,258	5,253
Other long-term provisions	101,159	61,377
Deferred tax liabilities	382,097	317,075
Non-current provisions for employee benefits	33,720	32,073
Other non-current non-financial liabilities	82,087	93,664
TOTAL EQUITY	3,969,792	4,065,346
Equity attributable to shareholders of Enel Américas	3,969,792	4,065,346
Issued capital	1,968,025	1,501,469
Retained earnings	1,190,915	1,384,478
Share premium	38,888	39,202
Other reserves	771,964	1,140,197
TOTAL LIABILITIES AND EQUITY	6,858,174	7,419,356
EQUITY	3,969,792	4,065,346
Total Revenue and Other Operating Income	3,057,056	3,036,418	3,019,687
Revenues	3,007,419	2,961,895	2,926,508
Energy sales	2,885,369	2,814,879	2,635,813
Other sales	48,946	44,810	40,489
Other services rendered	73,104	102,206	250,206
Other operating income	49,637	74,523	93,179
Raw materials and consumables used	(1,218,451)	(1,280,555)	(1,259,326)
Energy purchases	(578,373)	(757,914)	(651,208)
Fuel consumption	(277,116)	(226,843)	(229,308)
Transportation costs	(260,281)	(187,111)	(256,279)
Other miscellaneous supplies and services	(102,681)	(108,687)	(122,531)
CONTRIBUTION MARGIN	1,838,605	1,755,863	1,760,361
Other work performed by the entity and capitalized	10,023	9,467	8,852
Employee benefits expenses	(114,226)	(122,858)	(148,095)
Other expenses	(136,526)	(140,031)	(155,034)
GROSS OPERATING RESULT	1,597,876	1,502,441	1,466,084
Depreciation and amortization expense	(261,958)	(295,719)	(238,355)
Impairment loss recognized in the period’s profit or loss	(1,307)	66,987	(10,242)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	645	(4,998)	(992)
OPERATING INCOME	1,335,256	1,268,711	1,216,495
FINANCIAL RESULT	4,788	70,220	(94,751)
Financial income	153,668	116,829	79,906
Cash and cash equivalents	99,237	84,253	63,188
Other financial income	54,431	32,576	16,718
Financial costs	(178,978)	(203,183)	(204,080)
Bank borrowings	(12,603)	(18,221)	(13,912)
Secured and unsecured obligations	(80,638)	(98,979)	(108,597)
Other	(85,737)	(85,983)	(81,571)
Gains (losses) from indexed assets and liabilities	(83,759)	8,815
Foreign currency exchange differences	113,857	147,759	29,423
Share of profit (loss) of associates and joint ventures accounted for using the equity method	790	2,171	1,705
Other gains (losses)	1,287	135	2,813
Gain (loss) from other investments	1,042	51	113
Gain (loss) from the sale of property, plants and equipment	245	84	2,700
Income before taxes	1,342,121	1,341,237	1,126,262
Income tax expenses, continuing operations	(419,338)	(449,235)	(359,599)
Net income from continuing operations	922,783	892,002	766,663
Net Income	922,783	892,002	766,663
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,052,312	1,197,918	1,095,110
Net cash flows from (used in) investing activities	(84,523)	(103,167)	(886,371)
Net cash flows from (used in) financing activities	(1,039,947)	(865,538)	(329,243)
Generation and Transmission | Operating Segments | Colombia
ASSETS
TOTAL CURRENT ASSETS	251,413	339,038
Cash and cash equivalents	86,361	197,708
Other current financial assets	3,206	24,387
Other current non-financial assets	2,858	2,104
Trade and other current receivables	78,136	52,982
Current accounts receivable from related parties	55,821	41,668
Inventories	25,031	20,185
Current tax assets		4
TOTAL NON-CURRENT ASSETS	2,524,074	2,515,463
Other non-current financial assets	169	592
Other non-current non-financial assets	9,797	4,053
Trade and other non-current receivables	3,749	3,520
Investments accounted for using the equity method	2,579
Intangible assets other than goodwill	32,433	24,570
Goodwill		5,902
Property, plant and equipment	2,475,347	2,476,825
Deferred taxes Assets before compensation		1
TOTAL ASSETS	2,775,487	2,854,501
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	387,805	511,097
Other current financial liabilities	100,218	234,532
Trade and other current payables	142,993	157,577
Current accounts payable to related parties	41,035	33,850
Other current provisions	31,215	25,516
Current tax liabilities	63,076	52,340
Other current non-financial liabilities	9,268	7,282
TOTAL NON-CURRENT LIABILITIES	943,881	1,032,101
Other non-current financial liabilities	818,533	936,776
Trade and other non-current payables	639
Other long-term provisions	44,831	37,412
Deferred tax liabilities	51,223	30,926
Non-current provisions for employee benefits	28,655	26,987
TOTAL EQUITY	1,443,801	1,311,303
Equity attributable to shareholders of Enel Américas	1,443,801	1,311,303
Issued capital	199,473	201,762
Retained earnings	565,626	446,982
Share premium	34,479	34,875
Other reserves	644,223	627,684
TOTAL LIABILITIES AND EQUITY	2,775,487	2,854,501
EQUITY	1,443,801	1,311,303
Total Revenue and Other Operating Income	1,246,988	1,259,471	1,159,788
Revenues	1,240,405	1,242,506	1,151,492
Energy sales	1,213,754	1,220,266	1,132,015
Other sales	26,479	22,095	19,300
Other services rendered	172	145	177
Other operating income	6,583	16,965	8,296
Raw materials and consumables used	(465,768)	(478,264)	(396,302)
Energy purchases	(209,204)	(191,690)	(165,039)
Fuel consumption	(49,225)	(53,414)	(30,789)
Transportation costs	(138,544)	(143,045)	(128,296)
Other miscellaneous supplies and services	(68,795)	(90,115)	(72,178)
CONTRIBUTION MARGIN	781,220	781,207	763,486
Other work performed by the entity and capitalized	3,008	2,468	910
Employee benefits expenses	(31,806)	(30,726)	(27,270)
Other expenses	(42,102)	(45,800)	(55,117)
GROSS OPERATING RESULT	710,320	707,149	682,009
Depreciation and amortization expense	(73,761)	(73,252)	(71,196)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	663	(822)	145
OPERATING INCOME	637,222	633,075	610,958
FINANCIAL RESULT	(81,785)	(101,982)	(119,198)
Financial income	6,239	8,361	9,160
Cash and cash equivalents	4,696	7,025	7,361
Other financial income	1,543	1,336	1,799
Financial costs	(87,896)	(110,076)	(128,201)
Bank borrowings	(2,522)	(6,638)	(9,755)
Secured and unsecured obligations	(76,258)	(95,921)	(106,116)
Other	(9,116)	(7,517)	(12,330)
Foreign currency exchange differences	(128)	(267)	(157)
Other gains (losses)	235	24	330
Gain (loss) from the sale of property, plants and equipment	235	24	330
Income before taxes	555,672	531,117	492,090
Income tax expenses, continuing operations	(180,207)	(185,554)	(191,743)
Net income from continuing operations	375,465	345,563	300,347
Net Income	375,465	345,563	300,347
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	509,622	626,538	511,544
Net cash flows from (used in) investing activities	(85,078)	(109,801)	(127,976)
Net cash flows from (used in) financing activities	(545,075)	(494,832)	(413,466)
Generation and Transmission | Operating Segments | Peru
ASSETS
TOTAL CURRENT ASSETS	433,281	412,115
Cash and cash equivalents	235,659	221,980
Other current financial assets	232
Other current non-financial assets	7,670	6,249
Trade and other current receivables	92,989	88,382
Current accounts receivable from related parties	63,765	63,564
Inventories	29,159	30,624
Current tax assets	3,807	1,316
TOTAL NON-CURRENT ASSETS	1,328,046	1,245,705
Other non-current non-financial assets	16,760
Non-current accounts receivable from related parties	18,392	2,091
Investments accounted for using the equity method	56,601	55,544
Intangible assets other than goodwill	26,466	21,759
Property, plant and equipment	1,209,827	1,166,311
TOTAL ASSETS	1,761,327	1,657,820
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	241,747	224,273
Other current financial liabilities	51,266	39,527
Trade and other current payables	99,101	90,356
Current accounts payable to related parties	36,214	28,511
Other current provisions	48,808	49,008
Current tax liabilities	1,637	8,296
Other current non-financial liabilities	4,721	8,575
TOTAL NON-CURRENT LIABILITIES	331,803	328,323
Other non-current financial liabilities	35,884	79,834
Other long-term provisions	54,275	20,134
Deferred tax liabilities	216,660	203,144
Non-current provisions for employee benefits	1,893	1,578
Other non-current non-financial liabilities	23,091	23,633
TOTAL EQUITY	1,187,777	1,105,224
Equity attributable to shareholders of Enel Américas	1,187,777	1,105,224
Issued capital	930,671	913,296
Retained earnings	284,443	389,902
Share premium	4,409	4,327
Other reserves	(31,746)	(202,301)
TOTAL LIABILITIES AND EQUITY	1,761,327	1,657,820
EQUITY	1,187,777	1,105,224
Total Revenue and Other Operating Income	596,240	595,983	730,413
Revenues	590,425	562,978	689,464
Energy sales	566,368	521,458	506,125
Other sales	22,467	22,694	21,189
Other services rendered	1,590	18,826	162,150
Other operating income	5,815	33,005	40,949
Raw materials and consumables used	(204,404)	(188,230)	(347,476)
Energy purchases	(39,851)	(40,938)	(94,180)
Fuel consumption	(68,807)	(134,183)	(123,975)
Transportation costs	(84,128)	(5,488)	(91,718)
Other miscellaneous supplies and services	(11,618)	(7,621)	(37,603)
CONTRIBUTION MARGIN	391,836	407,753	382,937
Other work performed by the entity and capitalized	1,577	1,435	739
Employee benefits expenses	(27,851)	(30,096)	(29,190)
Other expenses	(44,023)	(45,395)	(42,833)
GROSS OPERATING RESULT	321,539	333,697	311,653
Depreciation and amortization expense	(65,767)	(68,241)	(72,354)
Impairment loss recognized in the period’s profit or loss	(1,307)		(10,242)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(10)	3,755	(384)
OPERATING INCOME	254,455	269,211	228,673
FINANCIAL RESULT	(6,146)	8,420	(9,688)
Financial income	7,373	6,888	6,143
Cash and cash equivalents	4,137	3,768	4,272
Other financial income	3,236	3,120	1,871
Financial costs	(12,089)	(5,002)	(13,968)
Bank borrowings	(94)	(219)	(993)
Secured and unsecured obligations	(1,965)	(2,857)	(2,481)
Other	(10,030)	(1,926)	(10,494)
Foreign currency exchange differences	(1,430)	6,534	(1,863)
Other gains (losses)	10	37	2,382
Gain (loss) from other investments			17
Gain (loss) from the sale of property, plants and equipment	10	37	2,365
Income before taxes	248,319	277,668	221,367
Income tax expenses, continuing operations	(74,300)	(85,670)	(68,520)
Net income from continuing operations	174,019	191,998	152,847
Net Income	174,019	191,998	152,847
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	207,268	254,685	195,690
Net cash flows from (used in) investing activities	(40,386)	90,501	(283,782)
Net cash flows from (used in) financing activities	(157,902)	(256,197)	(162,923)
Generation and Transmission | Operating Segments | Argentina
ASSETS
TOTAL CURRENT ASSETS	329,778	334,670
Cash and cash equivalents	91,497	155,473
Other current non-financial assets	28,264	18,603
Trade and other current receivables	161,872	138,194
Current accounts receivable from related parties	16,139	17,731
Inventories	13,944	4,509
Current tax assets	18,062	160
TOTAL NON-CURRENT ASSETS	838,459	1,188,893
Other non-current financial assets	3,200
Other non-current non-financial assets	3,265	769
Trade and other non-current receivables	308,084	404,821
Non-current accounts receivable from related parties	34,662
Investments accounted for using the equity method	572	277,022
Intangible assets other than goodwill	154	263
Goodwill		4,827
Property, plant and equipment	462,759	501,181
Deferred taxes Assets before compensation	25,763	10
TOTAL ASSETS	1,168,237	1,523,563
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	338,950	385,283
Other current financial liabilities	7,282	14,322
Trade and other current payables	109,347	168,070
Current accounts payable to related parties	118,028	114,209
Current tax liabilities	73,629	74,814
Other current non-financial liabilities	30,664	13,868
TOTAL NON-CURRENT LIABILITIES	221,136	245,332
Other non-current financial liabilities	40,650	40,229
Trade and other non-current payables	3,034	44,393
Non-current accounts payable to related companies	16,228	6,230
Deferred tax liabilities	101,043	83,005
Non-current provisions for employee benefits	3,172	3,508
Other non-current non-financial liabilities	57,009	67,967
TOTAL EQUITY	608,151	892,948
Equity attributable to shareholders of Enel Américas	608,151	892,948
Issued capital	569,466	111,092
Retained earnings	4,884	258,124
Other reserves	33,801	523,732
TOTAL LIABILITIES AND EQUITY	1,168,237	1,523,563
EQUITY	608,151	892,948
Total Revenue and Other Operating Income	436,376	327,613	299,771
Revenues	415,055	314,689	288,760
Energy sales	413,343	313,502	288,568
Other sales		21
Other services rendered	1,712	1,166	192
Other operating income	21,321	12,924	11,011
Raw materials and consumables used	(129,661)	(40,070)	(25,389)
Energy purchases	(877)	(1,343)	(1,374)
Fuel consumption	(100,579)	(21,095)	(4,074)
Transportation costs	(8,959)	(6,937)	(7,389)
Other miscellaneous supplies and services	(19,246)	(10,695)	(12,552)
CONTRIBUTION MARGIN	306,715	287,543	274,382
Other work performed by the entity and capitalized	4,785	5,011	6,300
Employee benefits expenses	(38,147)	(45,672)	(73,209)
Other expenses	(28,259)	(28,977)	(36,680)
GROSS OPERATING RESULT	245,094	217,905	170,793
Depreciation and amortization expense	(89,645)	(121,545)	(55,942)
Impairment loss recognized in the period’s profit or loss		66,987
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(40)	(7,671)	(28)
OPERATING INCOME	155,409	155,676	114,823
FINANCIAL RESULT	157,051	107,637	26,873
Financial income	98,572	69,536	49,282
Cash and cash equivalents	82,760	65,748	39,533
Other financial income	15,812	3,788	9,749
Financial costs	(47,784)	(52,457)	(51,507)
Bank borrowings	(62)	(43)	(89)
Other	(47,722)	(52,414)	(51,418)
Gains (losses) from indexed assets and liabilities	(83,759)	8,815
Foreign currency exchange differences	106,263	90,558	29,098
Share of profit (loss) of associates and joint ventures accounted for using the equity method	790	2,171	1,705
Other gains (losses)	1,042	74	101
Gain (loss) from other investments	1,042	51	96
Gain (loss) from the sale of property, plants and equipment		23	5
Income before taxes	314,292	265,558	143,502
Income tax expenses, continuing operations	(48,085)	(99,141)	(8,618)
Net income from continuing operations	266,207	166,417	134,884
Net Income	266,207	166,417	134,884
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	128,806	110,238	140,035
Net cash flows from (used in) investing activities	6,478	(16,483)	(20,172)
Net cash flows from (used in) financing activities	(115,161)	(23,726)	(17,305)
Generation and Transmission | Operating Segments | Brazil
ASSETS
TOTAL CURRENT ASSETS	489,030	647,181
Cash and cash equivalents	179,541	165,998
Other current financial assets	58,849	109,137
Other current non-financial assets	30,114	18,911
Trade and other current receivables	113,029	225,977
Current accounts receivable from related parties	96,370	114,531
Inventories	391	405
Current tax assets	10,736	12,222
TOTAL NON-CURRENT ASSETS	791,639	833,154
Other non-current financial assets	342,599	366,010
Other non-current non-financial assets	37,866	16,759
Trade and other non-current receivables	25	26
Non-current accounts receivable from related parties	1,758	2,521
Investments accounted for using the equity method	45,123	46,834
Intangible assets other than goodwill	8,655	5,484
Property, plant and equipment	350,580	369,634
Deferred taxes Assets before compensation	5,033	25,886
TOTAL ASSETS	1,280,669	1,480,335
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	344,845	642,003
Other current financial liabilities	82,099	268,907
Trade and other current payables	229,009	332,055
Current accounts payable to related parties	17,809	15,935
Current tax liabilities	6,076	14,941
Other current non-financial liabilities	9,852	10,165
TOTAL NON-CURRENT LIABILITIES	205,761	82,461
Other non-current financial liabilities	176,714	60,398
Trade and other non-current payables	505	500
Non-current accounts payable to related companies	11,331	15,668
Other long-term provisions	2,053	3,831
Deferred tax liabilities	13,171
Other non-current non-financial liabilities	1,987	2,064
TOTAL EQUITY	730,063	755,871
Equity attributable to shareholders of Enel Américas	730,063	755,871
Issued capital	268,415	275,319
Retained earnings	335,962	289,470
Other reserves	125,686	191,082
TOTAL LIABILITIES AND EQUITY	1,280,669	1,480,335
EQUITY	730,063	755,871
Total Revenue and Other Operating Income	777,501	853,595	829,715
Revenues	761,534	841,722	796,792
Energy sales	691,904	759,653	709,105
Other services rendered	69,630	82,069	87,687
Other operating income	15,967	11,873	32,923
Raw materials and consumables used	(418,618)	(574,420)	(490,159)
Energy purchases	(328,984)	(525,539)	(393,265)
Fuel consumption	(58,505)	(18,151)	(70,470)
Transportation costs	(28,107)	(30,474)	(26,226)
Other miscellaneous supplies and services	(3,022)	(256)	(198)
CONTRIBUTION MARGIN	358,883	279,175	339,556
Other work performed by the entity and capitalized	653	553	903
Employee benefits expenses	(16,422)	(16,364)	(18,426)
Other expenses	(22,191)	(19,683)	(20,404)
GROSS OPERATING RESULT	320,923	243,681	301,629
Depreciation and amortization expense	(32,785)	(32,681)	(38,863)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	32	(260)	(725)
OPERATING INCOME	288,170	210,740	262,041
FINANCIAL RESULT	19,427	18,757	7,262
Financial income	41,484	32,044	24,201
Cash and cash equivalents	7,644	7,712	12,022
Other financial income	33,840	24,332	12,179
Financial costs	(31,209)	(35,648)	(19,284)
Bank borrowings	(9,925)	(11,321)	(3,075)
Secured and unsecured obligations	(2,415)	(201)
Other	(18,869)	(24,126)	(16,209)
Foreign currency exchange differences	9,152	22,361	2,345
Income before taxes	307,597	229,497	269,303
Income tax expenses, continuing operations	(116,746)	(78,870)	(90,718)
Net income from continuing operations	190,851	150,627	178,585
Net Income	190,851	150,627	178,585
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	206,616	206,457	247,841
Net cash flows from (used in) investing activities	34,463	(67,384)	(454,441)
Net cash flows from (used in) financing activities	(221,809)	(90,783)	264,451
Generation and Transmission | Reconciling Items And Eliminations [Member]
ASSETS
TOTAL CURRENT ASSETS	(102,134)	(95,886)
Trade and other current receivables		385
Current accounts receivable from related parties	(102,134)	(96,271)
TOTAL NON-CURRENT ASSETS	(810)	(977)
Other non-current non-financial assets		(29)
Non-current accounts receivable from related parties	(810)	(948)
TOTAL ASSETS	(102,944)	(96,863)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	(90,643)	(80,218)
Trade and other current payables		91
Current accounts payable to related parties	(90,643)	(80,309)
TOTAL NON-CURRENT LIABILITIES	(36,903)	(16,645)
Other non-current financial liabilities	(12,301)
Trade and other non-current payables	(12,301)
Non-current accounts payable to related companies	(12,301)	(16,645)
TOTAL LIABILITIES AND EQUITY	(127,546)	(96,863)
Total Revenue and Other Operating Income	(49)	(244)
Other operating income	(49)	(244)
Raw materials and consumables used		429
Energy purchases	543	1,596	2,650
Transportation costs	(543)	(1,167)	(2,650)
CONTRIBUTION MARGIN	(49)	185
Other expenses		(176)
Other Expenses By Nature	49
GROSS OPERATING RESULT		9
OPERATING INCOME		9
FINANCIAL RESULT		28,573
Financial income			(8,880)
Other financial income			(8,880)
Financial costs			8,880
Other			8,880
Foreign currency exchange differences		28,573
Income before taxes		28,582
Net income from continuing operations		28,582
Net Income		28,582
Distribution
ASSETS
TOTAL CURRENT ASSETS	4,513,289	4,219,859
Cash and cash equivalents	649,538	599,445
Other current financial assets	49,098	42,367
Other current non-financial assets	374,419	221,676
Trade and other current receivables	3,044,634	3,037,418
Current accounts receivable from related parties	26,237	16,585
Inventories	327,751	283,369
Current tax assets	30,286	13,174
Non-current assets or disposal groups held for sale or for distribution to owners	11,326	5,825
TOTAL NON-CURRENT ASSETS	16,610,174	15,020,507
Other non-current financial assets	2,703,694	2,429,718
Other non-current non-financial assets	2,663,918	1,114,885
Trade and other non-current receivables	275,915	498,083
Non-current accounts receivable from related parties	68	108
Investments accounted for using the equity method	1,710	372
Intangible assets other than goodwill	5,441,246	5,761,420
Goodwill		662,218
Property, plant and equipment	4,507,627	4,167,112
Investment property	10,254	11,708
Deferred taxes Assets before compensation	1,005,742	374,883
TOTAL ASSETS	21,123,463	19,240,366
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	5,027,059	5,064,636
Other current financial liabilities	886,221	701,883
Trade and other current payables	3,102,559	3,175,386
Current accounts payable to related parties	518,068	586,817
Other current provisions	205,464	347,174
Current tax liabilities	70,073	42,357
Other current non-financial liabilities	240,883	207,184
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,791	3,835
TOTAL NON-CURRENT LIABILITIES	8,548,777	6,625,127
Other non-current financial liabilities	3,222,311	2,903,618
Trade and other non-current payables	2,320,943	877,703
Non-current accounts payable to related companies	34,662
Other long-term provisions	874,836	1,302,189
Deferred tax liabilities	267,181	221,237
Non-current provisions for employee benefits	1,799,663	1,308,821
Other non-current non-financial liabilities	29,181	11,559
TOTAL EQUITY	7,547,627	7,550,603
Equity attributable to shareholders of Enel Américas	7,547,627	7,550,603
Issued capital	3,558,565	3,599,197
Retained earnings	318,239	(507,273)
Share premium	58,011	58,677
Treasury shares		(12,704)
Other reserves	3,612,812	4,412,706
TOTAL LIABILITIES AND EQUITY	21,123,463	19,240,366
EQUITY	7,547,627	7,550,603
Total Revenue and Other Operating Income	12,116,249	10,739,115	8,253,117
Revenues	10,905,824	9,748,895	7,394,378
Energy sales	9,734,017	8,806,468	6,663,893
Other sales	9,805	4,158	3,705
Other services rendered	1,162,002	938,269	726,780
Other operating income	1,210,425	990,220	858,739
Raw materials and consumables used	(8,175,432)	(7,456,629)	(5,456,305)
Energy purchases	(6,323,836)	(5,637,926)	(4,081,867)
Transportation costs	(903,489)	(811,849)	(427,099)
Other miscellaneous supplies and services	(948,107)	(1,006,854)	(947,339)
CONTRIBUTION MARGIN	3,940,817	3,282,486	2,796,812
Other work performed by the entity and capitalized	171,479	168,530	164,334
Employee benefits expenses	(671,025)	(694,262)	(663,005)
Other expenses	(937,650)	(816,247)	(740,660)
GROSS OPERATING RESULT	2,503,621	1,940,507	1,557,481
Depreciation and amortization expense	(683,668)	(567,471)	(410,224)
Impairment loss recognized in the period’s profit or loss	3,433	(5,234)	54,819
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(279,234)	(116,704)	(122,977)
OPERATING INCOME	1,544,152	1,251,098	1,079,099
FINANCIAL RESULT	(261,637)	(216,603)	(507,181)
Financial income	285,720	223,121	187,234
Cash and cash equivalents	26,372	27,301	31,585
Other financial income	259,348	195,820	155,649
Financial costs	(745,402)	(690,462)	(686,078)
Bank borrowings	(92,211)	(101,105)	(83,583)
Secured and unsecured obligations	(175,496)	(135,140)	(81,263)
Other	(477,695)	(454,217)	(521,232)
Gains (losses) from indexed assets and liabilities	206,845	260,137
Foreign currency exchange differences	(8,800)	(9,399)	(8,337)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	20	(160)
Other gains (losses)	12,909	546	2,532
Gain (loss) from other investments	6		72
Gain (loss) from the sale of property, plants and equipment	12,903	546	2,460
Income before taxes	1,295,444	1,034,881	574,450
Income tax expenses, continuing operations	160,650	(24,007)	(130,254)
Net income from continuing operations	1,456,094	1,010,874	444,196
Net Income	1,456,094	1,010,874	444,196
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,603,242	771,791	784,223
Net cash flows from (used in) investing activities	(1,471,137)	(1,022,549)	(1,122,436)
Net cash flows from (used in) financing activities	(64,693)	367,923	361,865
Distribution | Operating Segments | Colombia
ASSETS
TOTAL CURRENT ASSETS	363,837	416,279
Cash and cash equivalents	97,623	196,776
Other current financial assets	306	47
Other current non-financial assets	10,072	6,746
Trade and other current receivables	181,485	165,005
Current accounts receivable from related parties	4,904	4,947
Inventories	58,121	36,933
Non-current assets or disposal groups held for sale or for distribution to owners	11,326	5,825
TOTAL NON-CURRENT ASSETS	1,842,861	1,685,379
Other non-current financial assets	2	6
Other non-current non-financial assets	12,048	4,700
Trade and other non-current receivables	38,797	36,483
Investments accounted for using the equity method	1,524	137
Intangible assets other than goodwill	93,220	70,525
Property, plant and equipment	1,697,270	1,573,528
TOTAL ASSETS	2,206,698	2,101,658
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	545,688	650,767
Other current financial liabilities	75,327	156,230
Trade and other current payables	316,584	377,606
Current accounts payable to related parties	79,684	64,627
Other current provisions	7,082	10,325
Current tax liabilities	45,041	21,562
Other current non-financial liabilities	18,179	16,582
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,791	3,835
TOTAL NON-CURRENT LIABILITIES	704,526	598,455
Other non-current financial liabilities	592,064	491,775
Trade and other non-current payables	358
Other long-term provisions	4,828	2,928
Deferred tax liabilities	107	1,696
Non-current provisions for employee benefits	100,851	96,164
Other non-current non-financial liabilities	6,318	5,892
TOTAL EQUITY	956,484	852,436
Equity attributable to shareholders of Enel Américas	956,484	852,436
Issued capital	4,106	4,153
Retained earnings	282,082	192,954
Share premium	58,011	58,677
Other reserves	612,285	596,652
TOTAL LIABILITIES AND EQUITY	2,206,698	2,101,658
EQUITY	956,484	852,436
Total Revenue and Other Operating Income	1,665,317	1,713,801	1,537,957
Revenues	1,646,864	1,702,390	1,527,674
Energy sales	1,366,632	1,422,918	1,264,632
Other sales	2,257	1,137	1,166
Other services rendered	277,975	278,335	261,876
Other operating income	18,453	11,411	10,283
Raw materials and consumables used	(962,174)	(1,032,452)	(867,491)
Energy purchases	(717,608)	(784,872)	(632,783)
Transportation costs	(165,554)	(171,492)	(160,406)
Other miscellaneous supplies and services	(79,012)	(76,088)	(74,302)
CONTRIBUTION MARGIN	703,143	681,349	670,466
Other work performed by the entity and capitalized	29,171	26,940	18,476
Employee benefits expenses	(71,028)	(69,130)	(61,974)
Other expenses	(104,774)	(116,190)	(106,038)
GROSS OPERATING RESULT	556,512	522,969	520,930
Depreciation and amortization expense	(121,669)	(120,115)	(106,158)
Impairment loss recognized in the period’s profit or loss	3,433	(5,234)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(7,272)	(8,618)	(3,107)
OPERATING INCOME	431,004	389,002	411,665
FINANCIAL RESULT	(58,397)	(57,795)	(55,757)
Financial income	5,668	11,463	10,271
Cash and cash equivalents	3,859	5,498	5,935
Other financial income	1,809	5,965	4,336
Financial costs	(64,047)	(67,561)	(65,385)
Bank borrowings	(8,375)	(13,022)	(15,335)
Secured and unsecured obligations	(40,051)	(37,995)	(32,353)
Other	(15,621)	(16,544)	(17,697)
Foreign currency exchange differences	(18)	(1,697)	(643)
Other gains (losses)	73	166	145
Gain (loss) from other investments	6
Gain (loss) from the sale of property, plants and equipment	67	166	145
Income before taxes	372,680	331,373	356,053
Income tax expenses, continuing operations	(122,066)	(125,242)	(144,932)
Net income from continuing operations	250,614	206,131	211,121
Net Income	250,614	206,131	211,121
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	357,362	404,403	386,853
Net cash flows from (used in) investing activities	(303,833)	(296,082)	(262,574)
Net cash flows from (used in) financing activities	(158,135)	(79,475)	(161,966)
Distribution | Operating Segments | Peru
ASSETS
TOTAL CURRENT ASSETS	153,383	112,287
Cash and cash equivalents	51,717	29,776
Other current non-financial assets	4,292	8,463
Trade and other current receivables	71,574	52,271
Current accounts receivable from related parties	9,432	8,869
Inventories	16,368	12,908
TOTAL NON-CURRENT ASSETS	1,305,567	1,210,429
Intangible assets other than goodwill	35,933	31,601
Property, plant and equipment	1,269,634	1,178,828
TOTAL ASSETS	1,458,950	1,322,716
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	272,270	268,882
Other current financial liabilities	53,938	65,715
Trade and other current payables	135,398	131,188
Current accounts payable to related parties	42,785	36,369
Other current provisions	8,584	10,315
Current tax liabilities	12,103	4,963
Other current non-financial liabilities	19,462	20,332
TOTAL NON-CURRENT LIABILITIES	467,924	431,856
Other non-current financial liabilities	418,129	378,835
Other long-term provisions	500	481
Deferred tax liabilities	43,357	47,103
Non-current provisions for employee benefits	4,352	3,552
Other non-current non-financial liabilities	1,586	1,885
TOTAL EQUITY	718,756	621,978
Equity attributable to shareholders of Enel Américas	718,756	621,978
Issued capital	160,377	157,383
Retained earnings	486,057	414,874
Other reserves	72,322	49,721
TOTAL LIABILITIES AND EQUITY	1,458,950	1,322,716
EQUITY	718,756	621,978
Total Revenue and Other Operating Income	950,349	912,950	879,266
Revenues	945,595	907,247	874,408
Energy sales	903,828	856,278	813,804
Other sales	1,022	626	490
Other services rendered	40,745	50,343	60,114
Other operating income	4,754	5,703	4,858
Raw materials and consumables used	(619,181)	(610,701)	(578,759)
Energy purchases	(580,690)	(576,420)	(549,326)
Other miscellaneous supplies and services	(38,491)	(34,281)	(29,433)
CONTRIBUTION MARGIN	331,168	302,249	300,507
Other work performed by the entity and capitalized	9,843	9,632	8,235
Employee benefits expenses	(36,596)	(35,663)	(34,482)
Other expenses	(46,943)	(44,081)	(44,194)
GROSS OPERATING RESULT	257,472	232,137	230,066
Depreciation and amortization expense	(56,630)	(51,969)	(50,297)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(4,408)	(4,319)	(5,510)
OPERATING INCOME	196,434	175,849	174,259
FINANCIAL RESULT	(22,938)	(22,151)	(24,279)
Financial income	4,439	4,470	5,031
Cash and cash equivalents	677	661	2,982
Other financial income	3,762	3,809	2,049
Financial costs	(28,342)	(26,543)	(29,667)
Bank borrowings	(1,204)	(1,722)	(6,122)
Secured and unsecured obligations	(25,090)	(24,973)	(13,651)
Other	(2,048)	152	(9,894)
Foreign currency exchange differences	965	(78)	357
Other gains (losses)	10,654	(6)	1,305
Gain (loss) from the sale of property, plants and equipment	10,654	(6)	1,305
Income before taxes	184,150	153,692	151,285
Income tax expenses, continuing operations	(55,649)	(49,024)	(46,154)
Net income from continuing operations	128,501	104,668	105,131
Net Income	128,501	104,668	105,131
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	251,699	165,498	141,431
Net cash flows from (used in) investing activities	(163,888)	(111,035)	(89,334)
Net cash flows from (used in) financing activities	(66,594)	(104,032)	(52,807)
Distribution | Operating Segments | Argentina
ASSETS
TOTAL CURRENT ASSETS	284,127	312,128
Cash and cash equivalents	24,452	27,356
Other current non-financial assets	18,982	7,590
Trade and other current receivables	222,959	251,369
Current accounts receivable from related parties	602	699
Inventories	17,132	25,114
TOTAL NON-CURRENT ASSETS	1,456,918	1,381,972
Other non-current financial assets	9	14
Other non-current non-financial assets	84	158
Trade and other non-current receivables	646	4,464
Non-current accounts receivable from related parties	68	108
Investments accounted for using the equity method	186	235
Intangible assets other than goodwill	30,365	21,907
Property, plant and equipment	1,425,560	1,355,086
TOTAL ASSETS	1,741,045	1,694,100
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	509,222	710,708
Other current financial liabilities	7
Trade and other current payables	328,700	548,694
Current accounts payable to related parties	109,013	2,686
Other current provisions	44,825	131,593
Current tax liabilities	12,264	14,808
Other current non-financial liabilities	14,413	12,927
TOTAL NON-CURRENT LIABILITIES	429,766	347,653
Other non-current financial liabilities	7
Trade and other non-current payables	149,205	150,992
Non-current accounts payable to related companies	34,662
Other long-term provisions	23,710	23,144
Deferred tax liabilities	210,460	161,250
Non-current provisions for employee benefits	11,006	11,091
Other non-current non-financial liabilities	716	1,176
TOTAL EQUITY	802,057	635,739
Equity attributable to shareholders of Enel Américas	802,057	635,739
Issued capital	544,855	563,803
Retained earnings	223,667	69,177
Other reserves	33,535	2,759
TOTAL LIABILITIES AND EQUITY	1,741,045	1,694,100
EQUITY	802,057	635,739
Total Revenue and Other Operating Income	1,346,888	1,189,950	1,223,343
Revenues	1,066,437	1,174,151	1,193,683
Energy sales	1,021,696	1,130,353	1,138,069
Other sales	2,771	170	194
Other services rendered	41,970	43,628	55,420
Other operating income	280,451	15,799	29,660
Raw materials and consumables used	(773,693)	(729,223)	(686,912)
Energy purchases	(714,844)	(655,312)	(617,960)
Transportation costs	(16,990)	(30,477)	(8,537)
Other miscellaneous supplies and services	(41,859)	(43,434)	(60,415)
CONTRIBUTION MARGIN	573,195	460,727	536,431
Other work performed by the entity and capitalized	43,311	49,297	69,437
Employee benefits expenses	(162,137)	(219,849)	(297,520)
Other expenses	(147,303)	(110,973)	(150,619)
GROSS OPERATING RESULT	307,066	179,202	157,729
Depreciation and amortization expense	(53,534)	(52,229)	(22,411)
Impairment loss recognized in the period’s profit or loss			54,819
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(42,501)	(48,983)	(39,186)
OPERATING INCOME	211,031	77,990	150,951
FINANCIAL RESULT	54,470	127,247	(176,791)
Financial income	22,964	33,729	34,724
Cash and cash equivalents	1,908	5,917	18,799
Other financial income	21,056	27,812	15,925
Financial costs	(168,782)	(174,402)	(213,931)
Bank borrowings	(3,957)	(133)	(47)
Other	(164,825)	(174,269)	(213,884)
Gains (losses) from indexed assets and liabilities	206,845	260,137
Foreign currency exchange differences	(6,557)	7,783	2,416
Share of profit (loss) of associates and joint ventures accounted for using the equity method	20	(160)
Other gains (losses)	39		128
Gain (loss) from other investments			72
Gain (loss) from the sale of property, plants and equipment	39		56
Income before taxes	265,560	205,077	(25,712)
Income tax expenses, continuing operations	(76,548)	(101,101)	36,981
Net income from continuing operations	189,012	103,976	11,269
Net Income	189,012	103,976	11,269
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	116,487	47,301	69,724
Net cash flows from (used in) investing activities	(184,578)	(82,268)	(102,586)
Net cash flows from (used in) financing activities	75,332	(118)	(48)
Distribution | Operating Segments | Brazil
ASSETS
TOTAL CURRENT ASSETS	3,711,977	3,379,172
Cash and cash equivalents	475,746	345,537
Other current financial assets	48,792	42,320
Other current non-financial assets	341,073	198,877
Trade and other current receivables	2,568,600	2,568,773
Current accounts receivable from related parties	11,350	2,077
Inventories	236,130	208,414
Current tax assets	30,286	13,174
TOTAL NON-CURRENT ASSETS	12,004,828	10,742,727
Other non-current financial assets	2,703,683	2,429,698
Other non-current non-financial assets	2,651,786	1,110,027
Trade and other non-current receivables	236,472	457,136
Intangible assets other than goodwill	5,281,728	5,637,387
Goodwill		662,218
Property, plant and equipment	115,163	59,670
Investment property	10,254	11,708
Deferred taxes Assets before compensation	1,005,742	374,883
TOTAL ASSETS	15,716,805	14,121,899
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	3,699,914	3,434,286
Other current financial liabilities	756,949	479,938
Trade and other current payables	2,321,877	2,117,898
Current accounts payable to related parties	286,621	483,142
Other current provisions	144,973	194,941
Current tax liabilities	665	1,024
Other current non-financial liabilities	188,829	157,343
TOTAL NON-CURRENT LIABILITIES	6,946,561	5,247,163
Other non-current financial liabilities	2,212,111	2,033,008
Trade and other non-current payables	2,171,380	726,711
Other long-term provisions	845,798	1,275,636
Deferred tax liabilities	13,257	11,188
Non-current provisions for employee benefits	1,683,454	1,198,014
Other non-current non-financial liabilities	20,561	2,606
TOTAL EQUITY	5,070,330	5,440,450
Equity attributable to shareholders of Enel Américas	5,070,330	5,440,450
Issued capital	2,849,227	2,873,858
Retained earnings	(673,567)	(1,184,278)
Treasury shares		(12,704)
Other reserves	2,894,670	3,763,574
TOTAL LIABILITIES AND EQUITY	15,716,805	14,121,899
EQUITY	5,070,330	5,440,450
Total Revenue and Other Operating Income	8,153,719	6,922,417	4,612,551
Revenues	7,246,928	5,965,107	3,798,613
Energy sales	6,441,861	5,396,919	3,447,388
Other sales	3,755	2,225	1,855
Other services rendered	801,312	565,963	349,370
Other operating income	906,791	957,310	813,938
Raw materials and consumables used	(5,820,384)	(5,084,253)	(3,323,143)
Energy purchases	(4,310,694)	(3,621,322)	(2,281,798)
Transportation costs	(720,945)	(609,880)	(258,156)
Other miscellaneous supplies and services	(788,745)	(853,051)	(783,189)
CONTRIBUTION MARGIN	2,333,335	1,838,164	1,289,408
Other work performed by the entity and capitalized	89,154	82,661	68,186
Employee benefits expenses	(401,264)	(369,620)	(269,029)
Other expenses	(638,654)	(545,006)	(439,809)
GROSS OPERATING RESULT	1,382,571	1,006,199	648,756
Depreciation and amortization expense	(451,835)	(343,158)	(231,358)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(225,053)	(54,784)	(75,174)
OPERATING INCOME	705,683	608,257	342,224
FINANCIAL RESULT	(234,772)	(263,904)	(250,354)
Financial income	252,649	173,459	137,208
Cash and cash equivalents	19,928	15,225	3,869
Other financial income	232,721	158,234	133,339
Financial costs	(484,231)	(421,956)	(377,095)
Bank borrowings	(78,675)	(86,228)	(62,079)
Secured and unsecured obligations	(110,355)	(72,172)	(35,259)
Other	(295,201)	(263,556)	(279,757)
Foreign currency exchange differences	(3,190)	(15,407)	(10,467)
Other gains (losses)	2,143	386	954
Gain (loss) from the sale of property, plants and equipment	2,143	386	954
Income before taxes	473,054	344,739	92,824
Income tax expenses, continuing operations	414,913	251,360	23,851
Net income from continuing operations	887,967	596,099	116,675
Net Income	887,967	596,099	116,675
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	877,694	154,589	186,215
Net cash flows from (used in) investing activities	(818,838)	(533,164)	(667,942)
Net cash flows from (used in) financing activities	84,704	551,548	$ 576,686
Distribution | Reconciling Items And Eliminations [Member]
ASSETS
TOTAL CURRENT ASSETS	(35)	(7)
Trade and other current receivables	16
Current accounts receivable from related parties	(51)	(7)
TOTAL ASSETS	(35)	(7)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	(35)	(7)
Current accounts payable to related parties	(35)	(7)
TOTAL LIABILITIES AND EQUITY	(35)	(7)
Total Revenue and Other Operating Income	(24)	(3)
Other operating income	(24)	(3)
CONTRIBUTION MARGIN	(24)	(3)
Other Expenses By Nature	$ 24	$ 3